SHARE BASED AND OTHER COMPENSATION (Details 3) - Equity Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding Begining	608,333	358,333
Number of Options, Granted	5,683,500	480,000
Number of Options, Exercised	0	0
Number of Options, Forfeited or cancelled	(335,000)	(230,000)
Outstanding Ending	5,956,833	608,333	358,333
Weighted Average Exercise Price, Outstanding Begining	$ 14.60	$ 21.60
Weighted Average Exercise Price, Granted	2.14	12.60
Weighted Average Exercise Price, Exercised	0	0
Weighted Average Exercise Price, Forfeited or cancelled	(5.34)	(24.60)
Weighted Average Exercise Price, Outstanding Ending	$ 2.04	$ 14.60	$ 21.60
Number of Options Vested/Exercisable at Beginning balance	296,666	138,333
Number of Options Vested/Exercisable at Ending balance	2,208,757	296,666	138,333
Weighted Average Remaining Contractual Life (Years)	1 year 8 months 5 days	4 years 1 month 6 days	4 years 2 months 26 days